Common Stock and Warrants (Details)		1 Months Ended								9 Months Ended		12 Months Ended
	Nov. 11, 2020 USD ($) $ / shares shares	Oct. 29, 2020 shares	Oct. 22, 2020 USD ($) $ / shares	Jun. 25, 2020 USD ($)	Feb. 28, 2019 USD ($)	Dec. 21, 2018 USD ($) $ / shares shares	Nov. 30, 2018 USD ($) $ / shares shares	Sep. 30, 2018 USD ($) $ / shares shares	Sep. 30, 2018 CNY (¥) shares	Mar. 31, 2021 USD ($) $ / shares shares	Mar. 31, 2020 USD ($)	Jun. 30, 2020 USD ($) $ / shares shares	Jun. 30, 2019 USD ($) $ / shares shares	Sep. 30, 2018 ¥ / shares	Aug. 22, 2018 shares
Common Stock and Warrants (Details) [Line Items]
Gross proceeds from common stock						$ 6,700,000
Proceeds from common stock						$ 5,700,000				$ 931,000			$ 307,446
Number of common stock sold (in Shares) | shares		520,000
Common stock, per share | $ / shares										$ 0.001		$ 0.001	$ 0.001
Fair value assumptions expected term										5 years		5 years
Volatility rate										168.00%		168.00%
Risk-free interest rate										2.64%		2.64%
dividend rate										0.00%		0.00%
Warrants issued grand date (in Shares) | shares										387,727		387,727
Employee Stock Ownership Plan (ESOP), Fair Value of Shares Subject to Repurchase Obligation			$ 0.025
Other expense	$ 5,000
Maximum common stock awarded (in Shares) | shares										375,000,000		375,000,000	375,000,000
Deposit on escrow account													$ 600,000
Intrinsic value												$ 0	$ 0
Stock price (in Dollars per share) | $ / shares												$ 1.30	$ 2.10
Company issuance share value				$ 100,000,000						$ 100,000,000		$ 100,000,000	$ 5,677,891
Investor [Member]
Common Stock and Warrants (Details) [Line Items]
Proceeds from common stock								$ 244,666	¥ 1,680,000
Number of common stock sold (in Shares) | shares								84,000	84,000
Common stock, per share | (per share)								$ 2.94						¥ 20
Third Party Investors [Member]
Common Stock and Warrants (Details) [Line Items]
Proceeds from common stock							$ 62,780
Number of common stock sold (in Shares) | shares							21,500
Sale of stock price per share (in Dollars per share) | $ / shares							$ 2.92
Triton Funds LP [Member]
Common Stock and Warrants (Details) [Line Items]
Proceeds from common stock	$ 931,000
Number of common stock sold (in Shares) | shares	520,000
Common stock, per share | $ / shares	$ 1.80
Purchase of common stock			$ 2,000,000
Sale of stock price per share (in Dollars per share) | $ / shares			$ 1.65
Description of common stock agreement										The total number of the shares to be purchased under the Agreement shall not exceed 523,596, or 2.5% of the Company’s outstanding shares of common stock on the Agreement’s execution date, subject to the 9.9% beneficial ownership limitation of the Company’s shares of common stock outstanding by Triton. Closing for sales of common stock will occur no later than three business days following the date on which the Purchased Shares are received by Triton’s custodian. In addition, the Company agreed to (i) at the time of the purchase agreement execution remit $10,000 to Triton, and (ii) at the initial closing pay $5,000 to Triton, to reimburse Triton’s expenses related to the transaction.
Escrow Agreements [Member]
Common Stock and Warrants (Details) [Line Items]
Number of common stock sold (in Shares) | shares						1,667,500
Common stock, per share | $ / shares						$ 4
Description of warrants issued						In addition, the Company issued warrants to the representative of the underwriters to purchase 101,500 shares of Common Stock at an exercise price of $6 per share. These warrants may be purchased in cash or via cashless exercise, will be exercisable for five years from December 21, 2018 through December 17, 2023.
Deposit on escrow account						$ 1,000,000
Escrow deposit disbursed					$ 400,000
Equity Incentive Plan 2018 [Member]
Common Stock and Warrants (Details) [Line Items]
Maximum common stock awarded (in Shares) | shares															4,000,000
Warrant [Member] | Escrow Agreements [Member]
Common Stock and Warrants (Details) [Line Items]
Description of warrants issued						In addition, the Company issued warrants to the representative of the underwriters to purchase 101,500 shares of Common Stock at $6 per share. These warrants may be purchased in cash or via cashless exercise, will be exercisable for five years from December 21, 2018 through December 17, 2023.